Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 08, 2023
Registrant Name	dei_EntityRegistrantName	iShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2023
Prospectus Date	rr_ProspectusDate	Oct. 24, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A